Note 17 - Leases: Schedule of Disclosure In Tabular Form Of Weighted Average Remaining Term And Discount Rate Relating To Finance Leases (Details)	Dec. 31, 2024
Details
Finance Lease, Weighted Average Remaining Lease Term	11 years
Finance Lease, Weighted Average Discount Rate, Percent	395.00%